Commitments and contingencies, Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2007	Oct. 19, 2007	Aug. 07, 2007
Contingencies [Abstract]
Contingent liability	$ 2,400
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset				$ 50
Contingent liability			$ 3,000
Mutual Loans Between WWS and TMM [Member]
Contingencies [Abstract]
Contingent asset		$ 394
Contingent liability		$ 938